PARADIGM VALUE FUND (PVFAX)

Fund Facts

Objective:

The Fund seeks long-term capital appreciation.

Strategy:

The Fund primarily invests in common stocks of small U.S. companies whose market capitalizations fall within the range of $1.5 billion or less that the Advisor believes have the potential for capital appreciation.

Investor Profile:

The Fund may be suitable for investors seeking: 1) long-term growth of capital, 2) exposure to small capitalization companies

Portfolio Management:

John Walthausen, CFA, Senior Vice President of Paradigm Funds Advisor LLC, has served as portfolio manager of the fund since inception. Mr. Walthausen searches for unusual value in small cap stocks and this fund is a showcase for his stock selection ability. As a result, his individual stock positions, or "best picks" may account for more than 5% of the portfolio. His stock selection ranges from small unknown companies, to deeply distressed turnaround situations, asset plays, companies with accelerating growth, or takeover candidates. He emphasizes detailed analysis of management, their strategy, as well as earnings and cash flow prospects.

Fund Statistics

(as of June 30, 2007)

Inception Date:	January 1, 2003
Ticker:	PVFAX
Cusip:	69901E104
Management Fees:	2.00%
12b-1 Distribution Fees:	None
Sales Load:	None
Redemption Fees (On shares sold after holding them for 90 days or less):	2.00%
Minimum Investment:	Regular Acct: $10,000 IRA Acct: $1,000
Minimum Subsequent Investment:	$100
Total # of holdings	71
Net Assets ($millions)	$110.1
NAV	$53.18

Sector Allocation

(Portfolio Holdings as of June 30, 2007)



Other 4%
Technology 8%
Utilities 4%
Healthcare 8%
Financial Services 9%
Auto and Transportation 6%
Consumer Discretionary 17%
Producer Durables 11%
Consumer Staples 4%
Integrated Oils 0%
Materials & Processing 19%
Other Energy 10%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held

Allocation is subject to change and may not be representative of current or future holdings

Top Ten Holdings

(as of June 30, 2007)

Usec Inc.	2.3%
Harvest Natural Resources, Inc.	2.2%
Imergent Inc.	2.2%
Corn Products International, Inc.	2.1%
Apogee Enterprises, Inc.	2.1%
CKE Restaurants, Inc.	2.0%
Superior Indus Intl	2.0%
Seacor Holdings, Inc.	2.0%
Sequa Corp Cl'A'	2.0%
Arch Chemical Inc.	2.0%
% of Net Assets	20.9%

Holdings are subject to change and may not be representative of current or future holdings

Performance Return Summary

(A) **Average Annual Returns and Performance for the periods ended June 30, 2007.**

	2Q07 (B)	*YTD* (B)	*1Year* (E)	*3Year* (E)	*Since Inception (1/1/03)* (E)
Paradigm Value Fund	6.72%	9.54%	22.91%	21.81%	30.58%
S&P 600 Index (C)	5.18%	8.56%	16.04%	14.49%	20.25%
Russell 2000® Value Index (D)	2.30%	3.80%	16.05%	15.02%	21.45%

(A) Average annual return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) The S&P 600 index is a small capitalization benchmark index made up of 600 domestic stocks chosen for market size, liquidity and industry group representation whose composition is different from the Fund.

(D) The Russell 2000® Value Index is an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small capitalization stocks whose composition is different from the Fund.

(E) Annualized return

Past Performance Does Not Guarantee Future Results. Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost. Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption Of Fund Shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund's return. The fund primarily invests in small capitalization companies (less than $1.5 billion market capitalization). Small capitalization companies can be riskier investments than larger companies.

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Funds Advisors LLC. at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.
Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

PARADIGM OPPORTUNITY FUND (PFOPX)

Fund Facts

Objective: The Fund seeks long-term capital appreciation

Strategy:
The Fund primarily invests in common stocks of U.S. companies whose market capitalizations fall within the range of $25 million to $2 billion that the Advisor believes have the potential for capital appreciation.

Investor Profile:
The Fund may be suitable for investors seeking: 1) long-term growth of capital, 2) exposure to small capitalization companies

Portfolio Management:
Jason Ronovech, CFA, of Paradigm Funds Advisor LLC, serves as portfolio manager of the fund. Mr. Ronovech invests in a blend of small cap growth and value stocks with the goal of generating more consistent returns than style-specific small cap products. Stocks that meet valuation and price momentum criteria are subject to detailed fundamental research. The research process focuses on profit margin expansion potential and identifying factors which could contribute to sustainable earnings growth that exceeds market expectations. The Fund allocates assets to individual stocks based on their risk/reward profile.

Fund Statistics

(as of June 30, 2007)

Inception Date:	January 1, 2005
Ticker:	PFOPX
Cusip:	69901E203
Management Fees: (net of waiver)	1.50%
12b-1 Distribution Fees:	None
Sales Load:	None
Redemption Fees (On shares sold after holding them for 90 days or less):	2.00%
Minimum Investment:	Regular Account: $10,000 IRA Account: $1,000
Minimum Subsequent Investment:	$100
Total # of holdings	41
Net Assets ($millions)	$6.1
NAV	$26.48

Sector Allocation

(Portfolio Holdings as of June 30, 2007)



Utilities 6%
Other 0%
Financial Services 6%
Auto and Transportation 2%
Producer Durables 8%
Materials & Processing 4%
Other Energy 2%
Integrated Oils 0%
Consumer Staples 0%
Consumer Discretionary 17%
Healthcare 28%
Technology 27%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held

Allocation is subject to change and may not be representative of current or future holdings

Top Ten Holdings

(as of June 30, 2007)

Cybex Intl Inc.	4.1%
Trinity Biotech	4.1%
Epicor Software Corporation	4.1%
Paetec Holding Corp.	4.1%
Radiation Therapy Services	4.0%
Parametric Technology New	4.0%
Syneron Medical Ltd.	4.0%
LMI Aerospace	3.2%
Foot Locker, Inc.	3.1%
Radiant Systems	3.1%
% of Net Assets	37.8%

Holdings are subject to change and may not be representative of current or future holdings

Performance Return Summary

(A) **Total Return and Performance for the periods ended June 30, 2007.**

	2Q07 (B)	YTD (B)	1Year (C)	Since Inception (1/1/05) (C)
Paradigm Opportunity Fund	6.69%	14.09%	30.63%	13.40%
Russell 2000® Index (D)	4.41%	6.45%	16.43%	11.68%

(A) Total return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) Annualized return

(D) The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 98% of the total market capitalization of the Russell 3000 Index.

Past Performance Does Not Guarantee Future Results. Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost. Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption Of Fund Shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund's return. The fund primarily invests in small capitalization companies (less than $2 billion market capitalization). Small capitalization companies can be riskier investments than larger companies

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Funds Advisors LLC at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.
Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

PARADIGM SELECT FUND (PFSLX)

Fund Facts

Objective:
The Fund seeks long-term capital appreciation.

Strategy:
The Fund primarily invests in common stocks of U.S. companies whose market market capitalizations fall within the range of $500 million to $10 billion that the Advisor believes have the potential for capital appreciation.

Investor Profile:
The Fund may be suitable for investors seeking: 1) long-term growth of capital, 2) exposure to small and mid capitalization companies

Portfolio Management:
John Walthausen, CFA, Senior Vice President of Paradigm Funds Advisor LLC, has served as portfolio manager of the fund since inception .
Mr. Walthausen's focus is on more established small to midcap companies. He takes advantage of the unexciting. Investors generally spend too much time on the exciting companies and industries and neglect well managed companies which move forward steadily. Mr. Walthausen works with a group of consistent money makers to build a balanced, lower risk stock portfolio.

Fund Statistics

(as of June 30, 2007)

Inception Date:	January 1, 2005
Ticker:	PFSLX
Cusip:	69901E302
Management Fees:	1.50%
12b-1 Distribution Fees:	None
Sales Load:	None
Redemption Fees (On shares sold after holding them for 90 days or less):	2.00%
Minimum Investment:	Regular Account: $10,000 IRA Account: $1,000
Minimum Subsequent Investment:	$100
Total # of holdings	63
Net Assets ($millions)	$12.4
NAV	$28.95

Sector Allocation

(Portfolio Holdings as of June 30, 2007)


Other 6%
Technology 6%
Healthcare 6%
Utilities 10%
Consumer Discretionary 13%
Financial Services 15%
Consumer Staples 6%
Integrated Oils 0%
Auto and Transportation 5%
Other Energy 7%
Producer Durables 14%
Materials & Processing 12%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held

Allocation is subject to change and may not be representative of current or future holdings

Top Ten Holdings

(as of June 30, 2007)

Clarcor Inc.	2.1%
Pentair, Inc.	2.1%
USA Mobility Inc.	2.0%
Alleghany Corporation	2.0%
Labor Ready	2.0%
Visteon Corp.	2.0%
Curtiss-Wright Corporation	2.0%
Carlisle Cos	2.0%
Telephone and Data Systems - Special	2.0%
Denbury Resources Inc.	1.9%
% of Net Assets	20.1%

Holdings are subject to change and may not be representative of current or future holdings

Performance Return Summary

(A) **Total Return and Performance for the periods ended June 30, 2007.**

	2Q07 (B)	YTD (B)	*1Year* (D)	*Since Inception (1/1/05)* (D)
Paradigm Select Fund	6.55%	9.33%	22.59%	17.36%
Russell 2000® Index (C)	4.41%	6.45%	16.43%	11.68%

(A) Total return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) The Russell 2000 ® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

(D) Annualized return

Past Performance Does Not Guarantee Future Results. Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost. Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption Of Fund Shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund's return. The fund primarily invests in small and mid capitalization companies. Small and mid capitalization companies can be riskier investments than larger companies.

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Capital Management, Inc. at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.
Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

CAPITAL APPRECIATION FUND (PVCAX)

Fund Facts

<u>Objective:</u> The Fund seeks long-term capital appreciation.

<u>Strategy:</u>
The Fund primarily invests in common stocks of mid capitalization U.S. companies whose market capitalizations fall within the range of $1.5 billion and $15.0 billion that the Advisor believes have the potential for capital appreciation.

<u>Investor Profile:</u>
The Fund may be suitable for investors seeking: 1) long-term growth of capital, 2) exposure to mid capitalization companies and ETFs.

<u>Portfolio Management:</u>
Morris Ajzenman, CFA and John Walthausen, CFA of Paradigm Funds Advisor LLC, have served as portfolio managers of the fund since inception. Mr. Ajzenman and Mr. Walthausen focus on established midcap companies. They zero in on the unexciting, underappreciated, as well as the neglected, well managed companies that have a clear understandable business strategy. The team values stocks primarily based on free cash flow generation and focuses on companies that show potential for increasing asset utilization.

Fund Statistics

(as of June 30, 2007)

Inception Date:	January 1, 2007
Ticker:	PVCAX
Cusip:	69901E401
Management Fees: (net of waiver)	1.20%
12b-1 Distribution Fees:	None
Sales Load:	None
Redemption Fees (On shares sold after holding them for 90 days or less):	2.00%
Minimum Investment:	Regular Account: $10,000 IRA Account: $1,000
Minimum Subsequent Investment:	$100
Total # of holdings	34
Net Assets ($millions)	$5.2
NAV	$22.19

Sector Allocation

(Portfolio Holdings as of June 30, 2007)



Technology 8%
Healthcare 7%
Other 8%
Utilities 3%
Consumer Discretionary 8%
Consumer Staples 8%
Integrated Oils 0%
Other Energy 9%
Materials & Processing 6%
Producer Durables 7%
Auto and Transportation 5%
Financial Services 31%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held

Allocation is subject to change and may not be representative of current or future holdings

Top Ten Holdings

(as of June 30, 2007)

I Shares Russell Midcap Index	13.7%
CDW Corporation	3.3%
Helmerich & Payne Inc.	3.2%
Timken Co	3.0%
Teleflex Incorporated	2.9%
Dynegy Inc.	2.8%
Oshkosh Truck Corporation	2.8%
Telephone and Data Systems - Special	2.7%
Computer Sciences	2.7%
Vishay Intertechnology	2.7%
% of Net Assets	39.8%

Holdings are subject to change and may not be representative of current or future holdings

Performance Return Summary

(A) **Average Annual Returns and Performance for the periods ended June 30, 2007.**

	2Q07 (B)	YTD (B)	Since Inception (1/1/07) (B)
Capital Appreciation Fund	6.99%	10.95%	10.95%
Russell MidCap Index (C)	5.30%	9.90%	9.90%

(A) Average annual return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) The Russell MidCap® Index (whose composition is different from the Fund) is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index, representing approximately 26% of the total market capitalization of the Russell 1000 Index.

Past Performance Does Not Guarantee Future Results. Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost. Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption Of Fund Shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund's return. The fund primarily invests in small capitalization companies (less than $1.5 billion market capitalization). Small capitalization companies can be riskier investments than larger companies.

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Funds Advisors LLC. at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.
Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.